OPERATING EXPENSES - Salaries and employee benefit (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING EXPENSES
Salaries	$ 1,897,710	$ 1,648,872	$ 1,568,432
Bonuses	823,517	714,353	112,843
Social security contributions	447,017	355,166	334,831
Private premium	423,261	384,056	402,154
Indemnization payment	189,643	137,453	100,228
Other benefits	636,508	542,696	526,242
Total Salaries and employee benefit	$ 4,417,656	$ 3,782,596	$ 3,044,730